Related party transactions - Narrative (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) ft² lease	Sep. 30, 2021 USD ($)
Chief Executive Officer
Related party transactions
Number of leases | lease		6
Lease area | ft²		74,520
Lease payments		$ 52,000	$ 52,000
Increased lease rent per month	$ 65,000
Percentage of Increase in annual lease rent	3.00%
Chief Executive Officer | Lease expiring June 2026
Related party transactions
Number of leases | lease		1
Chief Executive Officer | Lease expiring September 2029
Related party transactions
Number of leases | lease		5
Director
Related party transactions
Fees for directors		$ 287,000	203,000
Stock-based compensation for Directors		$ 381,000	$ 1,067,000